Loans - Loans' Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	$ 5,194,908	$ 5,166,210
Allowance for expected credit losses	(34,098)	(23,588)	$ (25,102)
Loans, net of allowance for credit losses	5,160,810	5,142,622
Evaluation of gross loans for impairment
Individually evaluated		178,181
Collectively evaluated		4,988,028
Loans originated in 2020	702,680
Loans originated in 2019	1,054,394
Loans originated in 2018	752,252
Loans originated in 2017	641,868
Loans originated in 2016	462,298
Loans originated prior to 2016	1,381,443
Overdrafts and credit cards	199,973
Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	799,644	935,015
Allowance for expected credit losses	(11,609)	(7,281)	(6,913)
Loans, net of allowance for credit losses	788,035	927,734
Evaluation of gross loans for impairment
Individually evaluated		48,388
Collectively evaluated		886,627
Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	72,462	28,547
Allowance for expected credit losses	(230)	(86)
Loans, net of allowance for credit losses	72,232	28,461
Evaluation of gross loans for impairment
Individually evaluated		2
Collectively evaluated		28,545
Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	279,417	370,753
Allowance for expected credit losses	(1,453)	0
Loans, net of allowance for credit losses	277,964	370,753
Evaluation of gross loans for impairment
Individually evaluated		0
Collectively evaluated		370,753
Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	447,765	535,715
Allowance for expected credit losses	(9,926)	(7,195)
Loans, net of allowance for credit losses	437,839	528,520
Evaluation of gross loans for impairment
Individually evaluated		48,386
Collectively evaluated		487,329
Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	760,162	754,233
Allowance for expected credit losses	(2,104)	(1,496)	(4,092)
Loans, net of allowance for credit losses	758,058	752,737
Evaluation of gross loans for impairment
Individually evaluated		12,999
Collectively evaluated		741,234
Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	715,342	659,293
Allowance for expected credit losses	(847)	(1,496)
Loans, net of allowance for credit losses	714,495	657,797
Evaluation of gross loans for impairment
Individually evaluated		9,871
Collectively evaluated		649,422
Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	44,820	94,940
Allowance for expected credit losses	(1,257)	0
Loans, net of allowance for credit losses	43,563	94,940
Evaluation of gross loans for impairment
Individually evaluated		3,128
Collectively evaluated		91,812
Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	230,752	257,141
Allowance for expected credit losses	(4,476)	(1,502)	(802)
Loans, net of allowance for credit losses	226,276	255,639
Evaluation of gross loans for impairment
Individually evaluated		1,259
Collectively evaluated		255,882
Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	25,063	7,858
Allowance for expected credit losses	(162)	(28)
Loans, net of allowance for credit losses	24,901	7,830
Evaluation of gross loans for impairment
Individually evaluated		34
Collectively evaluated		7,824
Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	22,670	21,462
Allowance for expected credit losses	(103)	(102)
Loans, net of allowance for credit losses	22,567	21,360
Evaluation of gross loans for impairment
Individually evaluated		155
Collectively evaluated		21,307
Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	68,259	87,674
Allowance for expected credit losses	(2,795)	(445)
Loans, net of allowance for credit losses	65,464	87,229
Evaluation of gross loans for impairment
Individually evaluated		0
Collectively evaluated		87,674
Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	114,760	140,147
Allowance for expected credit losses	(1,416)	(927)
Loans, net of allowance for credit losses	113,344	139,220
Evaluation of gross loans for impairment
Individually evaluated		1,070
Collectively evaluated		139,077
Consumer loans | Other consumer | Cash and Portfolio Secured Lending Collateral
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	54,000	74,000
Consumer loans | Other consumer | Buildings in Construction or Other Collateral
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	45,000	48,000
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,404,350	3,219,821
Allowance for expected credit losses	(15,909)	(13,309)	$ (13,295)
Loans, net of allowance for credit losses	3,388,441	3,206,512
Evaluation of gross loans for impairment
Individually evaluated		115,535
Collectively evaluated		3,104,285
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	4,843,953	4,805,523
Evaluation of gross loans for impairment
Loans originated in 2020	683,821
Loans originated in 2019	1,026,634
Loans originated in 2018	684,716
Loans originated in 2017	624,332
Loans originated in 2016	447,293
Loans originated prior to 2016	1,183,869
Overdrafts and credit cards	193,288
Pass | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	772,357	863,873
Pass | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	70,324	23,529
Pass | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	279,417	370,753
Pass | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	422,616	469,591
Pass | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	632,462	673,262
Pass | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	627,512	581,450
Pass | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	4,950	91,812
Pass | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	226,916	249,283
Pass | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	23,934	5,270
Pass | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	22,491	21,229
Pass | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	68,025	87,250
Pass | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	112,466	135,534
Pass | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,212,218	3,019,105
Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	190,274	219,908
Evaluation of gross loans for impairment
Loans originated in 2020	18,789
Loans originated in 2019	27,575
Loans originated in 2018	65,570
Loans originated in 2017	2,381
Loans originated in 2016	2,073
Loans originated prior to 2016	69,934
Overdrafts and credit cards	3,952
Special mention | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	7,527	62,003
Special mention | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,686	4,565
Special mention | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	5,841	57,438
Special mention | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	119,038	71,638
Special mention | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	79,168	71,638
Special mention | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	39,870	0
Special mention | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,210	6,132
Special mention | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,127	2,504
Special mention | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	52	78
Special mention | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,031	3,550
Special mention | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	61,499	80,135
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	88,190	90,378
Evaluation of gross loans for impairment
Loans originated in 2020	0
Loans originated in 2019	181
Loans originated in 2018	559
Loans originated in 2017	3,245
Loans originated in 2016	7,993
Loans originated prior to 2016	75,466
Overdrafts and credit cards	746
Substandard | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,533	1,570
Substandard | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	451	451
Substandard | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,082	1,119
Substandard | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,362	6,083
Substandard | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,362	2,955
Substandard | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	3,128
Substandard | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	449	474
Substandard | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	50
Substandard | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	234	424
Substandard | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	215	0
Substandard | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	83,846	82,251
Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	72,491	50,401
Evaluation of gross loans for impairment
Loans originated in 2020	70
Loans originated in 2019	4
Loans originated in 2018	1,407
Loans originated in 2017	11,910
Loans originated in 2016	4,939
Loans originated prior to 2016	52,174
Overdrafts and credit cards	1,987
Non-accrual | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,227	7,569
Non-accrual | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1	2
Non-accrual | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,226	7,567
Non-accrual | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	6,300	3,250
Non-accrual | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	6,300	3,250
Non-accrual | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,177	1,252
Non-accrual | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2	34
Non-accrual | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	127	155
Non-accrual | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,048	1,063
Non-accrual | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	$ 46,787	$ 38,330